REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue [Table Text Block]
    Revenue by Type

FOR THE YEAR ENDED DEC. 31, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Revenue from contracts with customers	$187	$3,107	$3,651	$4,859	$36,693	$2,651	$13	$51,161
Other revenue	—	4,968	100	154	135	32	221	5,610
	$187	$8,075	$3,751	$5,013	$36,828	$2,683	$234	$56,771

Disclosure of revenue from contracts with customers [text block]

FOR THE YEAR ENDED DEC. 31, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$1,118	$79	$201	$28,860	$2,651	$13	$32,922
Services transferred over a period of time	187	1,989	3,572	4,658	7,833	—	—	18,239
	$187	$3,107	$3,651	$4,859	$36,693	$2,651	$13	$51,161